Annual Total Returns - Fidelity Flex Inflation-Protected Bond Index Fund [BarChart] - 12.31 Fidelity Flex Inflation-Protected Bond Index Fund PRO-07 - Fidelity Flex Inflation-Protected Bond Index Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex Inflation-Protected Bond Index Fund
Bar Chart Table:
Annual Return 2018	(1.35%)
Annual Return 2019	8.38%
Annual Return 2020	10.99%